SUPPLEMENT EFFECTIVE MAY 8, 2003

TO THE APRIL 7, 2003, PROSPECTUS

for

VUL GuardSM

Issued by:

Massachusetts Mutual Life Insurance Company

The information in this supplement supercedes any conflicting information contained in the April 7, 2003 VUL GuardSM prospectus. You should retain this supplement with your VUL Guard prospectus for future reference.

Effective May 8, 2003:

1.	The following lines in the “Periodic Charges Other than Fund Operating Expenses” table of the Fee Tables section on page 7 of the prospectus are revised to read as follows:

Charge Rider Charges	When Charge is Deducted	Current Amount Deducted Minimum/Maximum	Maximum Amount Deducted Minimum/Maximum

• Additional Insurance	Monthly, on the policy’s monthly charge date.

Rates per $1000 of Insurance Risk:

$50,000 – $5,000,000 face amount

•      $0.03 – $82.50

$5,000,001+ face amount

•      $0.02 – $82.50

Rates per $1000 of the face amount:

•      Yrs 1 – 5: $0.10 – $0.41

•      Yrs 6+ : $0

Rates per $1000 of Insurance Risk: • $0.06 – $83.33 Rates per $1000 of the face amount: • Yrs 1 – 5: $0.10 – $0.41 • Yrs 6+ : $0
• Disability Benefit	Monthly, on the policy’s monthly charge date.	Rates per $1 of Monthly Deduction[7] • $0.01 – $0.26 Rates per $1 of Specified Benefit Amount • $0.00 – $0.04	Rates per $1 of Monthly Deduction[7] • $0.01 – $0.26 Rates per $1 of Specified Benefit Amount • $0.00 – $0.04
Rider charge for a 35-year-old male, non-tobacco user, in the standard risk class with a policy face amount of $500,000	Monthly, on the policy’s monthly charge date.	Rates per $1 of Monthly Deduction[7] • $0.06 Rates per $1 of Specified Benefit Amount • $0.02	Rates per $1 of Monthly Deduction[7] • $0.06 Rates per $1 of Specified Benefit Amount • $0.02

(Continued on next page.)

2.	The following lines in the “Periodic Charges Other than Fund Operating Expenses” table of the Fee Tables section on page 8 of the prospectus are revised to read as follows:

Charge Rider Charges	When Charge is Deducted	Current Amount Deducted Minimum/Maximum	Maximum Amount Deducted Minimum/Maximum
• Waiver of Monthly Charges	Monthly, on the policy’s monthly charge date	Rates per $1 of Monthly Deduction[7] • $0.01 – $0.26	Rates per $1 of Monthly Deduction[7] • $0.01 – $0.26
Rider charge for a 35-year-old male, non-tobacco user, in the standard risk class with a policy face amount of $500,000	Monthly, on the policy’s monthly charge date	Rates per $1 of Monthly Deduction[7] • $0.06	Rates per $1 of Monthly Deduction[7] • $0.06
• Waiver of Specified Premium	Monthly, on the policy’s monthly charge date	Rates per $1 of Monthly Deduction[7] • $0.01 – $0.26 Rates per $1 of Specified Premium Amount • $0.00 – $0.04	Rates per $1 of Monthly Deduction[7] • $0.01 – $0.26 Rates per $1 of Specified Premium Amount • $0.00 – $0.04
Rider charge for a 35-year-old male, non-tobacco user, in the standard risk class with a policy face amount of $500,000	Monthly, on the policy’s monthly charge date	Rates per $1 of Monthly Deduction[7] • $0.06 Rates per $1 of Specified Premium Amount • $0.02	Rates per $1 of Monthly Deduction[7] • $0.06 Rates per $1 of Specified Premium Amount • $0.02

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